Quarterly Holdings Report
for
Fidelity® Series International Developed Markets Bond Index Fund
March 31, 2026
IDM-NPRT1-0526
1.9901935.104
Foreign Government and Government Agency Obligations - 99.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 4.9%
Australian Commonwealth 1% 11/21/2031 (c)	AUD	108,757,000	61,460,467
Australian Commonwealth 1% 12/21/2030 (c)	AUD	78,512,000	45,910,693
Australian Commonwealth 1.25% 5/21/2032	AUD	63,500,000	35,789,877
Australian Commonwealth 1.5% 6/21/2031	AUD	18,500,000	10,913,921
Australian Commonwealth 1.75% 6/21/2051 (c)	AUD	28,212,000	9,805,427
Australian Commonwealth 2.5% 5/21/2030	AUD	64,800,000	41,176,319
Australian Commonwealth 2.75% 11/21/2027 (c)	AUD	131,951,000	88,358,470
Australian Commonwealth 2.75% 11/21/2028 (c)	AUD	40,367,000	26,579,246
Australian Commonwealth 2.75% 11/21/2029 (c)	AUD	137,813,000	89,214,534
Australian Commonwealth 2.75% 5/21/2041 (c)	AUD	35,678,000	18,497,473
Australian Commonwealth 2.75% 6/21/2035 (c)	AUD	111,000,000	64,363,865
Australian Commonwealth 3% 11/21/2033 (c)	AUD	34,500,000	21,048,283
Australian Commonwealth 3% 3/21/2047 (c)	AUD	24,400,000	11,967,676
Australian Commonwealth 3.25% 4/21/2029 (c)	AUD	64,300,000	42,673,524
Australian Commonwealth 3.5% 12/21/2034 (c)	AUD	88,000,000	54,754,541
Australian Commonwealth 3.75% 4/21/2037 (c)	AUD	29,572,000	18,270,861
Australian Commonwealth 3.75% 5/21/2034 (c)	AUD	39,600,000	25,300,737
Australian Commonwealth 4.25% 12/21/2035 (c)	AUD	29,900,000	19,547,074
Australian Commonwealth 4.25% 6/21/2034 (c)	AUD	12,800,000	8,467,507
Australian Commonwealth 4.5% 4/21/2033 (c)	AUD	72,521,000	49,197,261
Australian Commonwealth 4.75% 4/21/2027 (c)	AUD	26,800,000	18,520,428
Australian Commonwealth 4.75% 6/21/2054 (c)	AUD	15,800,000	9,993,248
TOTAL AUSTRALIA			771,811,432
AUSTRIA - 4.7%
Austrian Republic 0% 10/20/2028 (c)(d)	EUR	8,400,000	9,067,172
Austrian Republic 0% 10/20/2040 (c)(d)	EUR	46,009,000	31,765,498
Austrian Republic 0% 2/20/2030 (c)(d)	EUR	86,862,000	90,251,457
Austrian Republic 0% 2/20/2031 (c)(d)	EUR	56,703,000	57,027,150
Austrian Republic 0.25% 10/20/2036 (c)(d)	EUR	24,709,000	20,788,605
Austrian Republic 0.5% 2/20/2029 (c)(d)	EUR	63,200,000	68,574,254
Austrian Republic 0.5% 4/20/2027 (c)(d)	EUR	58,716,000	66,415,057
Austrian Republic 0.7% 4/20/2071 (c)(d)	EUR	2,400,000	991,691
Austrian Republic 0.75% 2/20/2028 (c)(d)	EUR	19,197,000	21,416,857
Austrian Republic 0.75% 3/20/2051 (c)(d)	EUR	36,477,000	21,768,762
Austrian Republic 0.85% 6/30/2120 (c)(d)	EUR	32,016,000	11,542,149
Austrian Republic 0.9% 2/20/2032 (c)(d)	EUR	12,330,000	12,652,569
Austrian Republic 1.5% 11/2/2086 (c)(d)	EUR	16,500,000	9,187,624
Austrian Republic 1.5% 2/20/2047 (c)(d)	EUR	3,100,000	2,440,494
Austrian Republic 2.1% 9/20/2117 (c)(d)	EUR	6,220,000	4,291,834
Austrian Republic 2.8% 9/20/2032 (c)(d)	EUR	16,700,000	19,059,557
Austrian Republic 2.9% 2/20/2033 (c)(d)	EUR	32,600,000	37,330,881
Austrian Republic 2.9% 2/20/2034 (c)(d)	EUR	77,000,000	87,640,167
Austrian Republic 2.9% 5/23/2029 (c)(d)	EUR	9,400,000	10,917,131
Austrian Republic 2.95% 2/20/2035 (c)(d)	EUR	26,100,000	29,522,409
Austrian Republic 3.15% 10/20/2053 (c)(d)	EUR	18,500,000	19,082,390
Austrian Republic 3.15% 6/20/2044 (c)(d)	EUR	49,780,000	53,605,474
Austrian Republic 3.2% 2/20/2036 (c)(d)	EUR	21,100,000	24,163,868
Austrian Republic 3.8% 1/26/2062 (c)(d)	EUR	12,165,000	14,074,892
Austrian Republic 4.15% 3/15/2037 (c)(d)	EUR	16,199,000	20,054,002
TOTAL AUSTRIA			743,631,944
BELGIUM - 4.7%
Kingdom of Belgium 0% 10/22/2027 (c)(d)	EUR	59,128,000	65,604,942
Kingdom of Belgium 0% 10/22/2031 (c)(d)	EUR	54,206,000	53,022,065
Kingdom of Belgium 0.1% 6/22/2030 (c)(d)	EUR	21,700,000	22,327,349
Kingdom of Belgium 0.35% 6/22/2032 (c)(d)	EUR	51,290,000	50,057,385
Kingdom of Belgium 0.4% 6/22/2040 (c)(d)	EUR	18,700,000	13,411,477
Kingdom of Belgium 0.65% 6/22/2071 (c)(d)	EUR	53,103,000	19,586,469
Kingdom of Belgium 0.8% 6/22/2027 (c)(d)	EUR	6,886,000	7,789,676
Kingdom of Belgium 0.8% 6/22/2028 (c)(d)	EUR	29,386,000	32,583,399
Kingdom of Belgium 0.9% 6/22/2029 (c)(d)	EUR	33,476,000	36,462,358
Kingdom of Belgium 1% 6/22/2031 (c)(d)	EUR	19,681,000	20,546,609
Kingdom of Belgium 1.4% 6/22/2053 (c)(d)	EUR	31,810,000	19,913,825
Kingdom of Belgium 1.6% 6/22/2047 (c)(d)	EUR	9,816,000	7,313,176
Kingdom of Belgium 1.7% 6/22/2050 (c)(d)	EUR	16,649,000	11,964,577
Kingdom of Belgium 1.9% 6/22/2038 (c)(d)	EUR	7,550,000	7,156,501
Kingdom of Belgium 2.15% 6/22/2066 (c)(d)	EUR	9,430,000	6,626,454
Kingdom of Belgium 2.7% 10/22/2029 (c)(d)	EUR	34,700,000	39,943,294
Kingdom of Belgium 2.85% 10/22/2034 (c)(d)	EUR	63,200,000	70,252,469
Kingdom of Belgium 3% 6/22/2033 (c)(d)	EUR	24,700,000	28,150,942
Kingdom of Belgium 3.1% 6/22/2035 (c)(d)	EUR	30,500,000	34,202,536
Kingdom of Belgium 3.3% 6/22/2054 (c)(d)	EUR	5,200,000	5,058,566
Kingdom of Belgium 3.4% 6/22/2036 (c)(d)	EUR	29,600,000	33,647,429
Kingdom of Belgium 3.45% 6/22/2043 (c)(d)	EUR	1,700,000	1,819,017
Kingdom of Belgium 3.5% 6/22/2055 (c)(d)	EUR	4,500,000	4,504,970
Kingdom of Belgium 3.75% 6/22/2045 (c)	EUR	33,738,000	37,221,840
Kingdom of Belgium 4.25% 3/28/2041 (c)(d)	EUR	44,660,000	53,637,365
Kingdom of Belgium 5% 3/28/2035 (c)(d)	EUR	46,949,000	60,901,441
TOTAL BELGIUM			743,706,131
CANADA - 4.7%
Canadian Government 0.5% 12/1/2030	CAD	63,762,000	40,756,083
Canadian Government 1% 6/1/2027	CAD	6,319,000	4,454,975
Canadian Government 1.25% 3/1/2027	CAD	30,500,000	21,659,460
Canadian Government 1.25% 6/1/2030	CAD	12,150,000	8,127,353
Canadian Government 1.5% 12/1/2031	CAD	54,493,000	35,811,459
Canadian Government 1.75% 12/1/2053 (b)	CAD	46,000,000	21,120,065
Canadian Government 2% 12/1/2051	CAD	59,969,000	29,961,148
Canadian Government 2% 6/1/2032	CAD	12,000,000	8,046,640
Canadian Government 2.25% 6/1/2029	CAD	700,000	492,688
Canadian Government 2.5% 11/1/2027	CAD	64,600,000	46,207,761
Canadian Government 2.5% 12/1/2032	CAD	24,700,000	16,964,568
Canadian Government 2.5% 8/1/2027	CAD	43,500,000	31,168,017
Canadian Government 2.75% 12/1/2055	CAD	13,400,000	7,708,331
Canadian Government 2.75% 12/1/2064	CAD	39,400,000	21,906,590
Canadian Government 2.75% 3/1/2030	CAD	19,500,000	13,871,876
Canadian Government 2.75% 3/1/2031	CAD	25,800,000	18,259,128
Canadian Government 2.75% 6/1/2033	CAD	15,500,000	10,763,611
Canadian Government 2.75% 9/1/2027	CAD	4,200,000	3,018,889
Canadian Government 2.75% 9/1/2030	CAD	63,400,000	44,990,178
Canadian Government 3% 6/1/2034	CAD	74,800,000	52,411,173
Canadian Government 3.25% 12/1/2033	CAD	33,700,000	24,107,981
Canadian Government 3.25% 12/1/2034	CAD	42,800,000	30,438,479
Canadian Government 3.25% 12/1/2035	CAD	9,700,000	6,850,211
Canadian Government 3.25% 6/1/2035	CAD	64,400,000	45,638,772
Canadian Government 3.5% 12/1/2045	CAD	8,519,000	5,890,221
Canadian Government 3.5% 12/1/2057	CAD	9,900,000	6,616,285
Canadian Government 3.5% 3/1/2028	CAD	57,700,000	41,987,686
Canadian Government 3.5% 9/1/2029	CAD	102,500,000	74,875,864
Canadian Government 4% 3/1/2029	CAD	44,500,000	32,935,224
Canadian Government 4% 6/1/2041	CAD	19,381,000	14,440,361
Canadian Government 5.75% 6/1/2029	CAD	4,040,000	3,146,059
Canadian Government 5.75% 6/1/2033	CAD	14,800,000	12,291,753
TOTAL CANADA			736,918,889
CYPRUS - 0.2%
Republic of Cyprus 0.625% 1/21/2030 (c)	EUR	10,782,000	11,455,166
Republic of Cyprus 0.95% 1/20/2032 (c)	EUR	1,900,000	1,944,549
Republic of Cyprus 1.25% 1/21/2040 (c)	EUR	7,274,000	5,992,429
Republic of Cyprus 2.25% 4/16/2050 (c)	EUR	3,919,000	3,249,299
Republic of Cyprus 2.375% 9/25/2028 (c)	EUR	2,600,000	2,969,778
Republic of Cyprus 2.75% 2/26/2034 (c)	EUR	4,289,000	4,732,472
Republic of Cyprus 3.25% 6/27/2031 (c)	EUR	4,500,000	5,226,629
TOTAL CYPRUS			35,570,322
DENMARK - 1.6%
Danish Kingdom 0% 11/15/2031	DKK	124,327,000	16,684,987
Danish Kingdom 0% 11/15/2031	DKK	12,602,000	1,692,413
Danish Kingdom 0.25% 11/15/2052	DKK	251,950,000	18,771,406
Danish Kingdom 0.5% 11/15/2027	DKK	335,487,000	50,455,305
Danish Kingdom 0.5% 11/15/2029	DKK	206,326,000	29,820,507
Danish Kingdom 2.25% 11/15/2033	DKK	384,500,000	57,596,160
Danish Kingdom 2.25% 11/15/2035	DKK	169,800,000	24,901,592
Danish Kingdom 4.5% 11/15/2039	DKK	310,564,000	55,792,884
TOTAL DENMARK			255,715,254
ESTONIA - 0.0%
Republic of Estonia 0.125% 6/10/2030 (c)	EUR	9,367,000	9,547,005
Republic of Estonia 3.25% 1/17/2034 (c)	EUR	2,200,000	2,506,049
Republic of Estonia 4% 10/12/2032 (c)	EUR	6,500,000	7,812,494
TOTAL ESTONIA			19,865,548
FINLAND - 3.5%
Finnish Government 0% 9/15/2030 (c)(d)	EUR	63,005,000	64,260,439
Finnish Government 0.125% 4/15/2036 (c)(d)	EUR	23,991,000	20,226,678
Finnish Government 0.125% 4/15/2052 (c)(d)	EUR	25,200,000	11,524,131
Finnish Government 0.125% 9/15/2031 (c)(d)	EUR	28,767,000	28,581,935
Finnish Government 0.25% 9/15/2040 (c)(d)	EUR	22,189,000	15,990,338
Finnish Government 0.5% 4/15/2043 (c)(d)	EUR	82,970,000	57,175,571
Finnish Government 0.5% 9/15/2027 (c)(d)	EUR	50,808,000	56,951,716
Finnish Government 0.5% 9/15/2028 (c)(d)	EUR	7,879,000	8,640,738
Finnish Government 0.5% 9/15/2029 (c)(d)	EUR	21,445,000	22,923,085
Finnish Government 1.125% 4/15/2034 (c)(d)	EUR	2,320,000	2,298,460
Finnish Government 1.375% 4/15/2027 (c)(d)	EUR	8,500,000	9,702,944
Finnish Government 1.5% 9/15/2032 (c)(d)	EUR	32,160,000	33,862,550
Finnish Government 2.875% 4/15/2029 (c)(d)	EUR	68,800,000	79,853,053
Finnish Government 2.95% 4/15/2055 (c)(d)	EUR	19,500,000	18,969,765
Finnish Government 3% 9/15/2033 (c)(d)	EUR	38,000,000	43,678,353
Finnish Government 3% 9/15/2034 (c)(d)	EUR	35,500,000	40,486,278
Finnish Government 3% 9/15/2035 (c)(d)	EUR	31,600,000	35,740,162
Finnish Government 3.2% 4/15/2045 (c)(d)	EUR	7,000,000	7,458,319
TOTAL FINLAND			558,324,515
FRANCE - 8.8%
French Government 0% 11/25/2029 (c)(d)	EUR	50,654,000	52,716,572
French Government 0% 11/25/2030 (c)(d)	EUR	24,200,000	24,346,901
French Government 0% 11/25/2031 (c)(d)	EUR	80,369,000	77,973,120
French Government 0% 2/25/2027 (c)(d)	EUR	23,174,000	26,171,525
French Government 0% 5/25/2032 (c)(d)	EUR	37,200,000	35,317,987
French Government 0.5% 5/25/2029 (c)(d)	EUR	31,290,000	33,624,567
French Government 0.5% 5/25/2040 (c)(d)	EUR	24,343,000	17,547,440
French Government 0.5% 5/25/2072 (c)(d)	EUR	41,670,000	13,153,538
French Government 0.5% 6/25/2044 (c)(d)	EUR	7,500,000	4,657,189
French Government 0.75% 11/25/2028 (c)(d)	EUR	27,662,000	30,298,727
French Government 0.75% 2/25/2028 (c)(d)	EUR	70,800,000	78,842,670
French Government 0.75% 5/25/2028 (c)(d)	EUR	12,780,000	14,159,544
French Government 0.75% 5/25/2052 (c)(d)	EUR	34,264,000	17,637,182
French Government 0.75% 5/25/2053 (c)(d)	EUR	12,500,000	6,230,753
French Government 1.25% 5/25/2036 (c)(d)	EUR	61,786,000	56,714,125
French Government 1.75% 5/25/2066 (c)(d)	EUR	4,110,000	2,459,894
French Government 1.75% 6/25/2039 (c)(d)	EUR	6,190,000	5,571,825
French Government 2% 11/25/2032 (c)(d)	EUR	99,600,000	106,362,625
French Government 2% 5/25/2048 (c)(d)	EUR	70,000	54,797
French Government 2.5% 5/25/2030 (c)(d)	EUR	50,278,000	57,078,244
French Government 2.5% 5/25/2043 (c)(d)	EUR	127,300,000	117,592,698
French Government 2.5% 9/24/2027 (c)(d)	EUR	80,500,000	92,738,533
French Government 2.7% 2/25/2031 (c)(d)	EUR	55,600,000	63,222,753
French Government 2.75% 10/25/2027 (c)(d)	EUR	40,810,000	47,173,709
French Government 2.75% 2/25/2029 (c)(d)	EUR	72,900,000	84,041,806
French Government 2.75% 2/25/2030 (c)(d)	EUR	22,700,000	26,048,024
French Government 3% 11/25/2034 (c)(d)	EUR	57,300,000	63,631,117
French Government 3% 5/25/2033 (c)(d)	EUR	4,600,000	5,198,416
French Government 3% 5/25/2054 (c)(d)	EUR	3,200,000	2,873,072
French Government 3.2% 5/25/2035 (c)(d)	EUR	23,700,000	26,572,312
French Government 3.25% 5/25/2045 (c)(d)	EUR	11,653,000	11,828,838
French Government 3.25% 5/25/2055 (c)(d)	EUR	50,600,000	47,432,487
French Government 3.5% 11/25/2033 (c)(d)	EUR	15,700,000	18,239,040
French Government 3.5% 11/25/2035 (c)(d)	EUR	62,500,000	71,384,966
French Government 4% 4/25/2060 (c)(d)	EUR	24,600,000	26,320,651
French Government 4.1% 5/25/2046 (c)(d)	EUR	18,300,000	20,711,894
French Government 4.5% 4/25/2041 (c)(d)	EUR	1,710,000	2,079,944
French Government 4.75% 4/25/2035 (c)(d)	EUR	36,000	45,371
TOTAL FRANCE			1,388,054,856
GERMANY - 6.9%
German Federal Republic 0% 2/15/2032 (c)	EUR	8,590,000	8,465,922
German Federal Republic 0% 4/16/2027 (c)	EUR	21,390,000	24,088,555
German Federal Republic 0% 5/15/2036 (c)	EUR	19,065,000	16,279,524
German Federal Republic 0% 8/15/2029 (c)	EUR	14,992,000	15,883,425
German Federal Republic 0% 8/15/2030 (c)	EUR	31,124,000	32,056,459
German Federal Republic 0% 8/15/2031 (c)	EUR	17,740,000	17,809,992
German Federal Republic 0% 8/15/2050 (c)	EUR	16,203,000	8,270,443
German Federal Republic 0% 8/15/2052 (c)	EUR	13,519,000	6,464,645
German Federal Republic 0.25% 2/15/2029 (c)	EUR	20,250,000	21,912,498
German Federal Republic 1.25% 8/15/2048 (c)	EUR	4,320,000	3,310,912
German Federal Republic 1.3% 10/15/2027 (c)	EUR	49,600,000	56,251,592
German Federal Republic 1.7% 8/15/2032 (c)	EUR	35,700,000	38,841,808
German Federal Republic 1.8% 8/15/2053 (c)	EUR	17,000,000	14,044,280
German Federal Republic 2% 12/16/2027 (c)	EUR	57,300,000	65,592,607
German Federal Republic 2.1% 11/15/2029 (c)	EUR	5,600,000	6,349,030
German Federal Republic 2.1% 3/15/2028 (c)	EUR	13,700,000	15,698,649
German Federal Republic 2.1% 4/12/2029 (c)	EUR	10,400,000	11,850,830
German Federal Republic 2.2% 10/10/2030 (c)(e)	EUR	58,300,000	66,044,611
German Federal Republic 2.2% 2/15/2034 (c)	EUR	31,000,000	34,077,979
German Federal Republic 2.2% 4/13/2028 (c)	EUR	19,000,000	21,801,183
German Federal Republic 2.3% 2/15/2033 (c)	EUR	20,600,000	23,097,237
German Federal Republic 2.4% 10/19/2028 (c)	EUR	93,400,000	107,564,486
German Federal Republic 2.4% 11/15/2030 (c)	EUR	6,400,000	7,310,853
German Federal Republic 2.5% 10/11/2029 (c)	EUR	35,600,000	41,020,696
German Federal Republic 2.5% 2/15/2035 (c)	EUR	6,000,000	6,707,261
German Federal Republic 2.5% 4/16/2031 (c)	EUR	23,100,000	26,500,482
German Federal Republic 2.5% 7/4/2044 (c)	EUR	24,052,000	24,496,076
German Federal Republic 2.5% 8/15/2046 (c)	EUR	44,881,000	45,223,586
German Federal Republic 2.5% 8/15/2054 (c)	EUR	31,000,000	29,841,986
German Federal Republic 2.6% 8/15/2034 (c)	EUR	46,500,000	52,579,529
German Federal Republic 2.6% 8/15/2035 (c)	EUR	73,400,000	82,233,106
German Federal Republic 2.9% 2/15/2036 (c)	EUR	28,600,000	32,915,625
German Federal Republic 2.9% 8/15/2056 (c)	EUR	27,200,000	28,298,649
German Federal Republic 3.25% 7/4/2042 (c)	EUR	31,970,000	36,556,590
German Federal Republic 3.4% 5/15/2047 (c)	EUR	6,300,000	7,282,849
German Federal Republic 4% 1/4/2037 (c)	EUR	8,010,000	10,055,777
German Federal Republic 4.75% 7/4/2034 (c)	EUR	650,000	855,476
German Federal Republic 4.75% 7/4/2040 (c)	EUR	15,931,000	21,535,233
German Federal Republic 5.5% 1/4/2031 (c)	EUR	12,481,000	16,229,181
German Federal Republic 6.5% 7/4/2027 (c)	EUR	4,770,000	5,780,169
TOTAL GERMANY			1,091,179,791
GREECE - 2.1%
Greek Government 1.5% 6/18/2030 (c)(d)	EUR	21,800,000	23,630,486
Greek Government 1.875% 1/24/2052 (c)(d)	EUR	27,600,000	19,571,297
Greek Government 2% 4/22/2027 (c)(d)	EUR	20,900,000	24,056,297
Greek Government 3.375% 6/15/2034 (c)(d)	EUR	51,500,000	58,450,368
Greek Government 3.75% 1/30/2028 (c)	EUR	12,800,000	15,055,724
Greek Government 3.875% 3/12/2029 (c)(d)	EUR	29,100,000	34,511,907
Greek Government 3.9% 1/30/2033 (c)	EUR	73,800,000	87,550,651
Greek Government 4.2% 1/30/2042 (c)	EUR	46,500,000	53,572,256
Greek Government 4.25% 6/15/2033 (c)(d)	EUR	7,000,000	8,475,866
TOTAL GREECE			324,874,852
HONG KONG - 0.2%
Hong Kong Government 1.25% 6/29/2027	HKD	66,600,000	8,389,287
Hong Kong Government 1.59% 3/4/2036	HKD	33,800,000	3,799,865
Hong Kong Government 1.89% 3/2/2032	HKD	77,000,000	9,480,165
Hong Kong Government 1.97% 1/17/2029	HKD	36,000,000	4,555,908
Hong Kong Government 2.02% 3/7/2034	HKD	12,000,000	1,448,047
Hong Kong Government 2.13% 7/16/2030	HKD	4,750,000	600,152
Hong Kong Government 3.3% 5/26/2042	HKD	28,000,000	3,566,597
TOTAL HONG KONG			31,840,021
IRELAND - 2.9%
Republic of Ireland 0% 10/18/2031 (c)	EUR	25,031,000	24,760,942
Republic of Ireland 0.2% 10/18/2030 (c)	EUR	5,245,000	5,402,325
Republic of Ireland 0.2% 5/15/2027 (c)	EUR	30,134,000	33,946,384
Republic of Ireland 0.35% 10/18/2032 (c)	EUR	22,212,000	21,779,189
Republic of Ireland 0.4% 5/15/2035 (c)	EUR	24,240,000	21,951,079
Republic of Ireland 0.55% 4/22/2041 (c)	EUR	13,006,000	9,901,024
Republic of Ireland 1.1% 5/15/2029 (c)	EUR	62,829,000	69,132,987
Republic of Ireland 1.35% 3/18/2031 (c)	EUR	35,400,000	38,244,793
Republic of Ireland 1.5% 5/15/2050 (c)	EUR	30,643,000	23,478,073
Republic of Ireland 1.7% 5/15/2037 (c)	EUR	2,690,000	2,652,688
Republic of Ireland 2% 2/18/2045 (c)	EUR	23,084,000	21,040,891
Republic of Ireland 2.4% 5/15/2030 (c)	EUR	31,160,000	35,528,372
Republic of Ireland 2.6% 10/18/2034 (c)	EUR	59,400,000	66,122,105
Republic of Ireland 3% 10/18/2043 (c)	EUR	39,300,000	42,241,889
Republic of Ireland 3.1% 6/18/2036 (c)	EUR	29,100,000	33,198,783
Republic of Ireland 3.15% 10/18/2055 (c)	EUR	11,900,000	12,430,664
TOTAL IRELAND			461,812,188
ITALY - 8.3%
Italian Republic 0.25% 3/15/2028 (c)	EUR	12,975,000	14,278,549
Italian Republic 0.45% 2/15/2029 (c)	EUR	29,560,000	31,877,742
Italian Republic 0.6% 8/1/2031 (c)(d)	EUR	17,143,000	17,274,091
Italian Republic 0.95% 3/1/2037 (c)(d)	EUR	41,747,000	35,787,520
Italian Republic 0.95% 6/1/2032 (c)	EUR	13,940,000	13,979,892
Italian Republic 0.95% 8/1/2030 (c)	EUR	16,920,000	17,866,495
Italian Republic 1.1% 4/1/2027 (c)	EUR	27,790,000	31,633,859
Italian Republic 1.5% 4/30/2045 (c)(d)	EUR	48,000,000	35,125,338
Italian Republic 1.65% 3/1/2032 (c)(d)	EUR	1,710,000	1,801,425
Italian Republic 1.7% 9/1/2051 (c)(d)	EUR	5,786,000	3,913,269
Italian Republic 1.8% 3/1/2041 (c)(d)	EUR	22,410,000	19,135,829
Italian Republic 2.1% 8/26/2027 (c)	EUR	117,700,000	134,834,391
Italian Republic 2.15% 3/1/2072 (c)(d)	EUR	19,100,000	12,905,190
Italian Republic 2.15% 9/1/2052 (c)(d)	EUR	16,010,000	11,919,172
Italian Republic 2.2% 2/28/2028 (c)	EUR	37,100,000	42,349,438
Italian Republic 2.5% 12/1/2032 (c)	EUR	18,000,000	19,689,095
Italian Republic 2.65% 12/1/2027 (c)	EUR	14,400,000	16,614,596
Italian Republic 2.7% 10/1/2030 (c)(d)	EUR	73,900,000	83,596,640
Italian Republic 2.7% 3/1/2047 (c)(d)	EUR	1,950,000	1,748,986
Italian Republic 2.8% 12/1/2028 (c)	EUR	9,500,000	10,970,692
Italian Republic 2.8% 3/1/2067 (c)(d)	EUR	4,900,000	3,954,507
Italian Republic 2.8% 6/15/2029 (c)	EUR	16,700,000	19,213,342
Italian Republic 2.85% 2/1/2031 (c)	EUR	18,000,000	20,425,810
Italian Republic 2.95% 7/1/2030 (c)	EUR	21,500,000	24,629,453
Italian Republic 3% 10/1/2029 (c)	EUR	45,800,000	52,900,873
Italian Republic 3% 8/1/2029 (c)	EUR	18,611,000	21,543,361
Italian Republic 3.15% 11/15/2031 (c)(d)	EUR	10,200,000	11,703,369
Italian Republic 3.25% 11/15/2032 (c)(d)	EUR	43,100,000	49,064,195
Italian Republic 3.25% 7/15/2032 (c)(d)	EUR	9,200,000	10,547,048
Italian Republic 3.25% 9/1/2046 (c)(d)	EUR	4,530,000	4,470,162
Italian Republic 3.35% 7/1/2029 (c)	EUR	27,000,000	31,557,195
Italian Republic 3.45% 2/1/2036 (c)	EUR	29,500,000	32,932,801
Italian Republic 3.45% 7/15/2027 (c)	EUR	19,000,000	22,147,919
Italian Republic 3.45% 7/15/2031 (c)	EUR	41,600,000	48,542,076
Italian Republic 3.5% 3/1/2030 (c)(d)	EUR	5,600,000	6,585,904
Italian Republic 3.6% 10/1/2035 (c)	EUR	66,700,000	75,630,385
Italian Republic 3.65% 8/1/2035 (c)(d)	EUR	27,600,000	31,604,011
Italian Republic 3.7% 6/15/2030 (c)	EUR	5,900,000	6,976,364
Italian Republic 3.8% 8/1/2028 (c)	EUR	9,700,000	11,450,555
Italian Republic 3.85% 12/15/2029 (c)	EUR	5,900,000	7,012,507
Italian Republic 3.85% 2/1/2035 (c)	EUR	50,800,000	59,364,243
Italian Republic 3.85% 7/1/2034 (c)	EUR	18,200,000	21,350,753
Italian Republic 4% 11/15/2030 (c)	EUR	3,000,000	3,590,683
Italian Republic 4% 2/1/2037 (c)(d)	EUR	137,000	160,738
Italian Republic 4.1% 4/30/2046 (c)(d)	EUR	3,200,000	3,558,538
Italian Republic 4.2% 3/1/2034 (c)	EUR	18,800,000	22,626,123
Italian Republic 4.3% 10/1/2054 (c)(d)	EUR	10,300,000	11,531,429
Italian Republic 4.35% 11/1/2033 (c)	EUR	10,500,000	12,775,529
Italian Republic 4.4% 5/1/2033 (c)	EUR	7,400,000	9,043,222
Italian Republic 4.45% 9/1/2043 (c)(d)	EUR	51,300,000	60,582,874
Italian Republic 4.5% 10/1/2053 (c)(d)	EUR	6,900,000	7,991,786
Italian Republic 4.65% 10/1/2055 (c)(d)	EUR	3,100,000	3,637,462
Italian Republic 4.75% 9/1/2044 (c)(d)	EUR	11,726,000	14,378,538
Italian Republic 5% 8/1/2034 (c)(d)	EUR	9,900,000	12,561,803
Italian Republic 6% 5/1/2031 (c)	EUR	13,509,000	17,647,525
TOTAL ITALY			1,310,995,292
JAPAN - 11.8%
Japan Government 0.005% 6/20/2027	JPY	2,590,000,000	16,090,961
Japan Government 0.1% 3/20/2027	JPY	3,530,000,000	22,029,074
Japan Government 0.1% 6/20/2030	JPY	5,704,200,000	33,600,594
Japan Government 0.1% 6/20/2031	JPY	1,077,900,000	6,212,976
Japan Government 0.1% 9/20/2027	JPY	8,326,500,000	51,603,483
Japan Government 0.1% 9/20/2027	JPY	5,022,600,000	31,126,772
Japan Government 0.1% 9/20/2030	JPY	4,341,000,000	25,429,577
Japan Government 0.2% 12/20/2027	JPY	1,559,000,000	9,639,329
Japan Government 0.2% 6/20/2028	JPY	1,186,500,000	7,281,586
Japan Government 0.2% 6/20/2036	JPY	703,100,000	3,554,321
Japan Government 0.3% 12/20/2028	JPY	3,077,800,000	18,796,206
Japan Government 0.3% 12/20/2039	JPY	4,435,800,000	20,035,855
Japan Government 0.3% 9/20/2028	JPY	280,600,000	1,719,862
Japan Government 0.4% 12/20/2028	JPY	410,800,000	2,515,425
Japan Government 0.4% 3/20/2040	JPY	9,506,100,000	43,232,738
Japan Government 0.4% 6/20/2041	JPY	19,083,800,000	83,078,994
Japan Government 0.4% 9/20/2028	JPY	2,067,700,000	12,705,024
Japan Government 0.5% 3/20/2029	JPY	579,600,000	3,546,256
Japan Government 0.5% 3/20/2060	JPY	1,168,300,000	2,924,829
Japan Government 0.5% 6/20/2029	JPY	2,644,400,000	16,120,173
Japan Government 0.6% 1/1/2027	JPY	80,500,000	505,572
Japan Government 0.6% 12/20/2033	JPY	14,331,400,000	80,654,764
Japan Government 0.6% 12/20/2036	JPY	8,330,000,000	43,349,056
Japan Government 0.6% 6/20/2029	JPY	2,487,200,000	15,210,908
Japan Government 0.7% 3/20/2061	JPY	4,163,300,000	11,182,665
Japan Government 0.7% 5/1/2027	JPY	5,314,200,000	33,329,986
Japan Government 0.8% 3/20/2042	JPY	68,300,000	311,092
Japan Government 0.8% 6/1/2027	JPY	1,706,800,000	10,709,637
Japan Government 0.8% 9/20/2033	JPY	5,624,900,000	32,335,651
Japan Government 0.9% 12/20/2029	JPY	6,294,600,000	38,609,218
Japan Government 0.9% 6/20/2042	JPY	3,810,000,000	17,525,134
Japan Government 0.9% 8/1/2027	JPY	7,081,400,000	44,437,837
Japan Government 0.9% 9/20/2034	JPY	22,967,800,000	130,352,146
Japan Government 1% 11/1/2027	JPY	3,328,200,000	20,879,756
Japan Government 1% 3/20/2030	JPY	10,274,200,000	63,071,298
Japan Government 1% 3/20/2052	JPY	5,347,200,000	18,920,059
Japan Government 1% 6/20/2030	JPY	7,680,700,000	46,993,025
Japan Government 1% 6/20/2030	JPY	2,047,400,000	12,532,394
Japan Government 1.1% 12/20/2029	JPY	3,619,600,000	22,365,205
Japan Government 1.1% 3/20/2043	JPY	4,675,100,000	21,801,142
Japan Government 1.1% 6/20/2034	JPY	683,400,000	3,962,799
Japan Government 1.1% 6/20/2043	JPY	6,114,400,000	28,307,480
Japan Government 1.2% 12/20/2034	JPY	6,881,100,000	39,863,249
Japan Government 1.2% 6/20/2053	JPY	5,376,400,000	19,717,194
Japan Government 1.3% 12/20/2043	JPY	10,894,400,000	51,641,944
Japan Government 1.3% 3/20/2063	JPY	4,059,800,000	13,330,843
Japan Government 1.3% 6/20/2052	JPY	2,660,000,000	10,206,530
Japan Government 1.3% 9/20/2030	JPY	3,389,800,000	20,952,319
Japan Government 1.4% 12/20/2042	JPY	7,799,400,000	38,508,766
Japan Government 1.4% 3/20/2035	JPY	7,528,400,000	44,163,735
Japan Government 1.4% 3/20/2053	JPY	5,827,900,000	22,730,803
Japan Government 1.4% 9/20/2030	JPY	1,086,200,000	6,743,493
Japan Government 1.4% 9/20/2052	JPY	2,841,600,000	11,164,673
Japan Government 1.5% 6/20/2035	JPY	11,715,800,000	69,087,446
Japan Government 1.6% 12/20/2030	JPY	3,100,000,000	19,377,943
Japan Government 1.6% 12/20/2052	JPY	1,127,200,000	4,654,658
Japan Government 1.6% 12/20/2053	JPY	5,076,700,000	20,704,421
Japan Government 1.6% 3/20/2044	JPY	11,772,500,000	58,507,855
Japan Government 1.7% 9/20/2032	JPY	200,000,000	1,239,907
Japan Government 1.7% 9/20/2035	JPY	2,688,800,000	16,076,359
Japan Government 1.8% 9/20/2044	JPY	1,507,000,000	7,677,270
Japan Government 1.8% 9/20/2053	JPY	2,224,000,000	9,576,140
Japan Government 1.9% 6/20/2044	JPY	968,600,000	5,038,461
Japan Government 2.1% 12/20/2035	JPY	3,516,900,000	21,712,697
Japan Government 2.1% 6/20/2027	JPY	730,000,000	4,651,522
Japan Government 2.2% 3/20/2064	JPY	13,553,200,000	58,991,124
Japan Government 2.3% 3/20/2040	JPY	1,641,350,000	9,721,412
Japan Government 2.4% 3/20/2045	JPY	398,000,000	2,220,967
Japan Government 2.4% 3/20/2048	JPY	4,353,800,000	23,223,201
Japan Government 2.4% 3/20/2055	JPY	3,322,000,000	16,308,151
Japan Government 2.4% 6/20/2028	JPY	393,850,000	2,535,782
Japan Government 2.5% 6/20/2045	JPY	8,154,000,000	46,090,729
Japan Government 2.7% 9/20/2045	JPY	3,320,700,000	19,319,711
Japan Government 3.1% 3/20/2065	JPY	294,100,000	1,612,875
Japan Government 3.2% 12/20/2045	JPY	4,360,000,000	27,276,367
Japan Government 3.2% 9/20/2055	JPY	1,956,800,000	11,380,189
Japan Government 3.4% 12/20/2055	JPY	3,211,800,000	19,437,422
TOTAL JAPAN			1,864,037,017
LATVIA - 0.5%
Latvia Government International Bond 0% 1/24/2029 (c)	EUR	7,000,000	7,401,884
Latvia Government International Bond 0% 3/17/2031 (c)	EUR	11,778,000	11,568,566
Latvia Government International Bond 0.25% 1/23/2030 (c)	EUR	2,400,000	2,489,590
Latvia Government International Bond 1.125% 5/30/2028 (c)	EUR	7,800,000	8,638,326
Latvia Government International Bond 1.375% 5/16/2036 (c)	EUR	10,433,000	9,590,570
Latvia Government International Bond 1.875% 2/19/2049 (c)	EUR	4,878,000	3,713,061
Latvia Government International Bond 2.25% 2/15/2047 (c)	EUR	1,380,000	1,164,403
Latvia Government International Bond 3% 1/24/2032 (c)	EUR	4,300,000	4,852,362
Latvia Government International Bond 3.875% 3/25/2027 (c)	EUR	16,600,000	19,361,521
Latvia Government International Bond 3.875% 5/22/2029 (c)	EUR	3,600,000	4,253,311
TOTAL LATVIA			73,033,594
LITHUANIA - 0.5%
Lithuania Government 0.5% 7/28/2050 (c)	EUR	6,985,000	3,451,308
Lithuania Government 0.75% 5/6/2030 (c)	EUR	3,462,000	3,634,450
Lithuania Government 0.75% 7/15/2051 (c)	EUR	7,150,000	3,762,748
Lithuania Government 0.95% 5/26/2027 (c)	EUR	1,116,000	1,260,557
Lithuania Government 1.625% 6/19/2049 (c)	EUR	1,009,000	690,130
Lithuania Government 2.1% 5/26/2047 (c)	EUR	3,903,000	3,045,386
Lithuania Government 2.125% 10/22/2035 (c)	EUR	17,210,000	17,227,821
Lithuania Government 2.125% 6/1/2032 (c)	EUR	8,400,000	8,980,760
Lithuania Government 3.5% 2/13/2034 (c)	EUR	5,800,000	6,604,444
Lithuania Government 3.875% 6/14/2033 (c)	EUR	5,200,000	6,104,423
Lithuania Government 4.125% 4/25/2028 (c)	EUR	13,600,000	16,052,658
Lithuania Government 4.25% 9/10/2045 (c)	EUR	2,000,000	2,256,427
TOTAL LITHUANIA			73,071,112
LUXEMBOURG - 0.4%
Luxembourg Government 0% 4/28/2030 (c)	EUR	1,879,000	1,936,313
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (c)	EUR	12,200,000	12,226,019
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (c)	EUR	6,197,000	5,926,607
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (c)	EUR	3,870,000	4,277,359
State of the Grand-Duchy of Luxembourg 1.75% 5/25/2042 (c)	EUR	6,730,000	6,005,781
State of the Grand-Duchy of Luxembourg 2.625% 10/23/2034 (c)	EUR	11,100,000	12,377,948
State of the Grand-Duchy of Luxembourg 2.875% 3/1/2034 (c)	EUR	5,100,000	5,829,997
State of the Grand-Duchy of Luxembourg 2.9% 9/17/2035 (c)	EUR	6,000,000	6,793,242
State of the Grand-Duchy of Luxembourg 3.25% 3/2/2043 (c)	EUR	5,700,000	6,243,629
TOTAL LUXEMBOURG			61,616,895
NETHERLANDS - 4.8%
Dutch Government 0% 1/15/2029 (c)(d)	EUR	4,200,000	4,516,503
Dutch Government 0% 1/15/2038 (c)(d)	EUR	34,830,000	27,581,160
Dutch Government 0% 1/15/2052 (c)(d)	EUR	4,927,000	2,386,308
Dutch Government 0% 7/15/2030 (c)(d)	EUR	50,213,000	51,806,084
Dutch Government 0% 7/15/2031 (c)(d)	EUR	43,851,000	43,870,171
Dutch Government 0.25% 7/15/2029 (c)(d)	EUR	37,500,000	40,066,981
Dutch Government 0.5% 1/15/2040 (c)(d)	EUR	31,789,000	25,409,405
Dutch Government 0.5% 7/15/2032 (c)(d)	EUR	22,900,000	22,939,609
Dutch Government 0.75% 7/15/2027 (c)(d)	EUR	58,202,000	65,744,933
Dutch Government 0.75% 7/15/2028 (c)(d)	EUR	70,954,000	78,676,386
Dutch Government 2% 1/15/2054 (c)(d)	EUR	60,200,000	51,604,146
Dutch Government 2.5% 1/15/2031 (c)(d)	EUR	21,600,000	24,703,646
Dutch Government 2.5% 1/15/2033 (c)(d)	EUR	11,430,000	12,913,634
Dutch Government 2.5% 7/15/2033 (c)(d)	EUR	26,500,000	29,814,000
Dutch Government 2.5% 7/15/2034 (c)(d)	EUR	46,100,000	51,450,941
Dutch Government 2.5% 7/15/2035 (c)(d)	EUR	34,400,000	38,063,159
Dutch Government 2.75% 1/15/2047 (c)(d)	EUR	34,665,000	35,993,851
Dutch Government 2.75% 7/15/2036 (c)(d)	EUR	19,600,000	21,840,678
Dutch Government 3.25% 1/15/2044 (c)(d)	EUR	41,100,000	46,540,108
Dutch Government 3.5% 1/15/2056 (c)(d)	EUR	15,500,000	18,016,755
Dutch Government 3.75% 1/15/2042 (c)(d)	EUR	45,030,000	54,499,756
Dutch Government 4% 1/15/2037 (c)(d)	EUR	8,170,000	10,173,701
TOTAL NETHERLANDS			758,611,915
NEW ZEALAND - 2.2%
New Zealand Government 0.25% 5/15/2028	NZD	39,600,000	21,239,101
New Zealand Government 1.5% 5/15/2031	NZD	58,500,000	29,419,441
New Zealand Government 1.75% 5/15/2041	NZD	45,464,000	16,989,964
New Zealand Government 2% 5/15/2032	NZD	41,113,000	20,645,971
New Zealand Government 2.75% 4/15/2037 (c)	NZD	45,131,000	21,373,951
New Zealand Government 2.75% 5/15/2051	NZD	31,500,000	11,703,876
New Zealand Government 3% 4/20/2029	NZD	131,094,000	73,559,346
New Zealand Government 3.5% 4/14/2033 (c)	NZD	28,700,000	15,553,792
New Zealand Government 4.25% 5/15/2034	NZD	82,700,000	46,587,877
New Zealand Government 4.25% 5/15/2036	NZD	16,600,000	9,198,531
New Zealand Government 4.5% 4/15/2027 (c)	NZD	29,800,000	17,381,727
New Zealand Government 4.5% 5/15/2030	NZD	32,700,000	19,120,647
New Zealand Government 4.5% 5/15/2035	NZD	68,300,000	38,865,059
New Zealand Government 5% 5/15/2054	NZD	14,200,000	7,775,370
TOTAL NEW ZEALAND			349,414,653
NORWAY - 1.1%
Kingdom of Norway 1.25% 9/17/2031 (c)(d)	NOK	69,261,000	6,095,383
Kingdom of Norway 1.375% 8/19/2030 (c)(d)	NOK	313,381,000	28,561,993
Kingdom of Norway 1.75% 9/6/2029 (c)(d)	NOK	128,390,000	12,154,207
Kingdom of Norway 2% 4/26/2028 (c)(d)	NOK	192,500,000	18,948,280
Kingdom of Norway 2.125% 5/18/2032 (c)(d)	NOK	142,533,000	13,005,996
Kingdom of Norway 3% 8/15/2033 (c)(d)	NOK	97,000,000	9,199,423
Kingdom of Norway 3.5% 10/6/2042 (c)(d)	NOK	116,800,000	10,885,573
Kingdom of Norway 3.625% 4/13/2034 (c)(d)	NOK	310,900,000	30,624,965
Kingdom of Norway 3.75% 6/12/2035 (c)(d)	NOK	254,900,000	25,197,763
Kingdom of Norway 4.125% 6/3/2036 (c)(d)	NOK	201,000,000	20,378,145
TOTAL NORWAY			175,051,728
PORTUGAL - 4.0%
Portugal Obrigacoes do Tesouro 0.3% 10/17/2031 (c)(d)	EUR	12,800,000	12,846,419
Portugal Obrigacoes do Tesouro 0.475% 10/18/2030 (c)(d)	EUR	48,591,000	50,676,153
Portugal Obrigacoes do Tesouro 0.7% 10/15/2027 (c)(d)	EUR	60,505,000	67,914,918
Portugal Obrigacoes do Tesouro 0.9% 10/12/2035 (c)(d)	EUR	14,477,000	13,430,487
Portugal Obrigacoes do Tesouro 1% 4/12/2052 (c)(d)	EUR	27,215,000	16,517,831
Portugal Obrigacoes do Tesouro 1.15% 4/11/2042 (c)(d)	EUR	27,900,000	22,133,064
Portugal Obrigacoes do Tesouro 1.65% 7/16/2032 (c)(d)	EUR	29,740,000	31,780,521
Portugal Obrigacoes do Tesouro 1.95% 6/15/2029 (c)(d)	EUR	97,074,000	109,800,117
Portugal Obrigacoes do Tesouro 2.875% 10/20/2034 (c)(d)	EUR	91,500,000	102,603,324
Portugal Obrigacoes do Tesouro 3% 6/15/2035 (c)(d)	EUR	39,000,000	43,840,934
Portugal Obrigacoes do Tesouro 3.25% 6/13/2036 (c)(d)	EUR	31,500,000	35,975,961
Portugal Obrigacoes do Tesouro 3.5% 6/18/2038 (c)(d)	EUR	4,400,000	5,046,807
Portugal Obrigacoes do Tesouro 3.625% 6/12/2054 (c)(d)	EUR	17,300,000	18,676,046
Portugal Obrigacoes do Tesouro 3.875% 2/15/2030 (c)(d)	EUR	16,065,000	19,342,239
Portugal Obrigacoes do Tesouro 4.1% 2/15/2045 (c)(d)	EUR	30,747,000	36,699,158
Republic of Portugal 2.125% 10/17/2028 (c)(d)	EUR	19,285,000	22,011,450
Republic of Portugal 4.1% 4/15/2037 (c)(d)	EUR	24,573,000	30,041,008
TOTAL PORTUGAL			639,336,437
SINGAPORE - 2.8%
Republic of Singapore 1.625% 7/1/2031	SGD	18,254,000	13,914,242
Republic of Singapore 1.875% 10/1/2051	SGD	41,700,000	29,381,969
Republic of Singapore 1.875% 3/1/2050	SGD	13,850,000	9,813,801
Republic of Singapore 2.25% 8/1/2036	SGD	34,415,000	26,654,403
Republic of Singapore 2.375% 7/1/2039	SGD	5,400,000	4,209,501
Republic of Singapore 2.5% 4/1/2030	SGD	22,700,000	18,077,256
Republic of Singapore 2.625% 5/1/2028	SGD	3,800,000	3,017,434
Republic of Singapore 2.625% 8/1/2032	SGD	15,000,000	12,023,820
Republic of Singapore 2.75% 3/1/2035	SGD	30,600,000	24,747,516
Republic of Singapore 2.75% 3/1/2046	SGD	28,900,000	23,800,710
Republic of Singapore 2.75% 4/1/2042	SGD	49,317,000	40,385,520
Republic of Singapore 2.875% 7/1/2029	SGD	3,553,000	2,854,238
Republic of Singapore 2.875% 9/1/2027	SGD	72,000,000	57,023,082
Republic of Singapore 2.875% 9/1/2030	SGD	25,600,000	20,716,927
Republic of Singapore 3% 8/1/2072 (c)	SGD	28,800,000	25,312,407
Republic of Singapore 3.25% 6/1/2054 (c)	SGD	2,900,000	2,613,289
Republic of Singapore 3.375% 5/1/2034	SGD	45,000,000	37,967,409
Republic of Singapore 3.375% 9/1/2033	SGD	23,600,000	19,846,746
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	93,300,000	75,122,273
TOTAL SINGAPORE			447,482,543
SLOVAKIA - 1.7%
Slovak Republic 0.125% 6/17/2027 (c)	EUR	15,970,000	17,884,667
Slovak Republic 0.375% 4/21/2036 (c)	EUR	37,220,000	30,894,912
Slovak Republic 0.75% 4/9/2030 (c)	EUR	10,300,000	10,896,642
Slovak Republic 1% 10/13/2051 (c)	EUR	920,000	522,355
Slovak Republic 1% 10/9/2030 (c)	EUR	14,233,000	14,991,332
Slovak Republic 1% 6/12/2028 (c)	EUR	13,930,000	15,490,924
Slovak Republic 1.625% 1/21/2031 (c)	EUR	11,100,000	12,009,846
Slovak Republic 1.875% 3/9/2037 (c)	EUR	4,837,000	4,601,406
Slovak Republic 2% 10/17/2047 (c)	EUR	18,134,000	13,965,980
Slovak Republic 2.25% 6/12/2068 (c)	EUR	6,082,000	4,268,754
Slovak Republic 3.625% 1/16/2029 (c)	EUR	23,871,000	28,176,783
Slovak Republic 3.625% 6/8/2033 (c)	EUR	24,500,000	28,622,181
Slovak Republic 3.75% 2/23/2035 (c)	EUR	16,300,000	18,946,521
Slovak Republic 3.75% 3/6/2034 (c)	EUR	45,800,000	53,641,476
Slovak Republic 3.875% 2/8/2033 (c)	EUR	3,054,000	3,634,576
Slovak Republic 4% 2/23/2043 (c)	EUR	12,900,000	14,455,994
TOTAL SLOVAKIA			273,004,349
SLOVENIA - 0.8%
Republic of Slovenia 0% 2/12/2031 (c)	EUR	23,800,000	23,874,987
Republic of Slovenia 0.125% 7/1/2031 (c)	EUR	5,960,000	5,963,347
Republic of Slovenia 0.4875% 10/20/2050 (c)	EUR	3,465,000	1,808,787
Republic of Slovenia 0.6875% 3/3/2081 (c)	EUR	15,148,000	4,814,399
Republic of Slovenia 0.875% 7/15/2030 (c)	EUR	14,118,000	14,985,820
Republic of Slovenia 1% 3/6/2028 (c)	EUR	9,000,000	10,060,247
Republic of Slovenia 1.1875% 3/14/2029 (c)	EUR	4,421,000	4,884,201
Republic of Slovenia 1.5% 3/25/2035 (c)	EUR	6,884,000	6,803,563
Republic of Slovenia 1.75% 11/3/2040 (c)	EUR	8,240,000	7,300,826
Republic of Slovenia 3% 3/10/2034 (c)	EUR	17,000,000	19,232,292
Republic of Slovenia 3.125% 7/2/2035 (c)	EUR	4,700,000	5,283,427
Republic of Slovenia 3.125% 8/7/2045 (c)	EUR	9,338,000	9,540,060
Republic of Slovenia 3.275% 3/12/2036 (c)	EUR	5,300,000	6,009,213
Republic of Slovenia 3.625% 3/11/2033 (c)	EUR	4,400,000	5,218,707
TOTAL SLOVENIA			125,779,876
SPAIN - 5.0%
Spanish Kingdom 0% 1/31/2028	EUR	25,308,000	27,895,274
Spanish Kingdom 0.5% 10/31/2031 (c)(d)	EUR	7,736,000	7,835,371
Spanish Kingdom 0.6% 10/31/2029 (c)(d)	EUR	19,277,000	20,671,238
Spanish Kingdom 0.7% 4/30/2032 (c)(d)	EUR	5,430,000	5,485,494
Spanish Kingdom 0.8% 7/30/2027 (c)(d)	EUR	23,656,000	26,694,933
Spanish Kingdom 0.8% 7/30/2029	EUR	24,230,000	26,285,061
Spanish Kingdom 0.85% 7/30/2037 (c)(d)	EUR	29,074,000	25,118,967
Spanish Kingdom 1% 10/31/2050 (c)(d)	EUR	5,109,000	3,139,891
Spanish Kingdom 1% 7/30/2042 (c)(d)	EUR	11,860,000	8,998,716
Spanish Kingdom 1.2% 10/31/2040 (c)(d)	EUR	600,000	493,148
Spanish Kingdom 1.25% 10/31/2030 (c)(d)	EUR	46,415,000	50,036,304
Spanish Kingdom 1.45% 10/31/2071 (c)(d)	EUR	33,859,000	18,227,644
Spanish Kingdom 1.45% 4/30/2029 (c)(d)	EUR	8,730,000	9,716,048
Spanish Kingdom 1.9% 10/31/2052 (c)(d)	EUR	12,800,000	9,623,728
Spanish Kingdom 2.4% 5/31/2028	EUR	8,300,000	9,535,715
Spanish Kingdom 2.5% 5/31/2027	EUR	44,800,000	51,689,439
Spanish Kingdom 2.55% 10/31/2032 (c)(d)	EUR	21,200,000	23,702,969
Spanish Kingdom 2.7% 1/31/2030	EUR	38,200,000	43,951,420
Spanish Kingdom 2.7% 10/31/2048 (c)(d)	EUR	443,000	413,618
Spanish Kingdom 2.9% 10/31/2046 (c)(d)	EUR	720,000	707,908
Spanish Kingdom 3% 1/31/2033	EUR	12,900,000	14,744,813
Spanish Kingdom 3.1% 7/30/2031	EUR	32,700,000	37,964,107
Spanish Kingdom 3.15% 4/30/2033 (c)(d)	EUR	7,100,000	8,208,694
Spanish Kingdom 3.15% 4/30/2035 (c)(d)	EUR	7,000,000	7,958,258
Spanish Kingdom 3.2% 10/31/2035 (c)(d)	EUR	42,800,000	48,517,288
Spanish Kingdom 3.25% 4/30/2034 (c)(d)	EUR	6,600,000	7,600,182
Spanish Kingdom 3.3% 4/30/2036 (c)(d)	EUR	10,400,000	11,811,003
Spanish Kingdom 3.45% 10/31/2034 (c)(d)	EUR	57,500,000	67,239,817
Spanish Kingdom 3.45% 7/30/2043 (c)(d)	EUR	80,400,000	87,853,862
Spanish Kingdom 3.5% 5/31/2029	EUR	37,800,000	44,665,308
Spanish Kingdom 3.55% 10/31/2033 (c)(d)	EUR	30,900,000	36,423,150
Spanish Kingdom 3.95% 10/31/2056 (c)(d)	EUR	4,000,000	4,453,790
Spanish Kingdom 4% 10/31/2054 (c)(d)	EUR	7,100,000	8,072,108
Spanish Kingdom 4.2% 1/31/2037 (c)(d)	EUR	6,230,000	7,633,542
Spanish Kingdom 5.15% 10/31/2044 (c)(d)	EUR	14,225,000	19,071,020
Spanish Kingdom 5.75% 7/30/2032	EUR	6,620,000	8,833,949
Spanish Kingdom 6% 1/31/2029	EUR	6,030,000	7,589,709
TOTAL SPAIN			798,863,486
SWEDEN - 1.3%
Sweden Kingdom 0.125% 5/12/2031 (c)	SEK	396,665,000	37,066,711
Sweden Kingdom 0.5% 11/24/2045 (c)	SEK	62,760,000	4,152,713
Sweden Kingdom 0.75% 11/12/2029 (c)	SEK	323,220,000	32,131,736
Sweden Kingdom 0.75% 5/12/2028 (c)	SEK	170,060,000	17,361,285
Sweden Kingdom 1.375% 6/23/2071 (c)	SEK	34,910,000	2,076,576
Sweden Kingdom 1.75% 11/11/2033 (c)	SEK	96,500,000	9,534,931
Sweden Kingdom 2.25% 5/11/2035 (c)	SEK	282,100,000	28,530,857
Sweden Kingdom 2.25% 6/1/2032 (c)	SEK	153,765,000	15,906,254
Sweden Kingdom 2.5% 10/15/2036 (c)	SEK	352,300,000	36,026,021
Sweden Kingdom 3.5% 3/30/2039 (c)	SEK	171,525,000	19,169,971
TOTAL SWEDEN			201,957,055
SWITZERLAND - 2.2%
Swiss Confederation 0% 6/22/2029 (c)	CHF	36,300,000	45,285,483
Swiss Confederation 0% 6/26/2034 (c)	CHF	48,000,000	58,578,672
Swiss Confederation 0% 7/24/2039 (c)	CHF	2,070,000	2,437,666
Swiss Confederation 0.25% 6/23/2035 (c)	CHF	28,110,000	34,934,383
Swiss Confederation 0.5% 5/24/2055 (c)	CHF	20,300,000	25,133,406
Swiss Confederation 0.5% 5/27/2030 (c)	CHF	12,600,000	16,016,509
Swiss Confederation 0.5% 5/30/2058 (c)	CHF	3,907,000	4,877,906
Swiss Confederation 0.5% 6/28/2045 (c)	CHF	4,836,000	5,985,179
Swiss Confederation 0.875% 5/22/2047 (c)	CHF	2,300,000	3,064,719
Swiss Confederation 1.25% 6/27/2037 (c)	CHF	6,501,000	8,902,591
Swiss Confederation 1.25% 6/28/2043 (c)	CHF	25,000,000	34,966,469
Swiss Confederation 1.5% 4/30/2042 (c)	CHF	14,124,000	20,322,856
Swiss Confederation 2% 6/25/2064 (c)	CHF	10,942,000	20,984,230
Swiss Confederation 2.5% 3/8/2036 (c)	CHF	3,128,000	4,737,177
Swiss Confederation 3.5% 4/8/2033 (c)	CHF	17,304,000	26,540,095
Swiss Confederation 4% 1/6/2049 (c)	CHF	15,826,000	34,317,862
Swiss Confederation 4% 4/8/2028 (c)	CHF	2,610,000	3,523,276
TOTAL SWITZERLAND			350,608,479
UNITED KINGDOM - 6.6%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/31/2028 (c)	GBP	2,396,000	2,946,458
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (c)	GBP	12,200,000	13,020,545
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (c)	GBP	12,977,000	14,403,147
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (c)	GBP	29,000,000	34,575,072
United Kingdom of Great Britain and Northern Ireland 0.625% 10/22/2050 (c)	GBP	5,800,000	2,699,568
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (c)	GBP	5,655,000	5,139,138
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (c)	GBP	692,000	411,042
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (c)	GBP	95,700,000	37,336,083
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (c)	GBP	54,457,000	41,622,555
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (c)	GBP	18,140,000	23,071,064
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (c)	GBP	39,040,000	21,855,542
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2028 (c)	GBP	3,570,000	4,427,981
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2071 (c)	GBP	19,072,000	9,565,972
United Kingdom of Great Britain and Northern Ireland 2.5% 7/22/2065 (c)	GBP	4,840,000	3,370,151
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (c)	GBP	400,000	398,754
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (c)	GBP	23,900,000	29,079,755
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (c)	GBP	88,900,000	91,172,112
United Kingdom of Great Britain and Northern Ireland 3.5% 7/22/2068 (c)	GBP	1,510,000	1,360,621
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (c)	GBP	20,800,000	20,618,136
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (c)	GBP	22,400,000	28,933,372
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (c)	GBP	54,400,000	54,867,657
United Kingdom of Great Britain and Northern Ireland 4.125% 3/7/2031 (c)	GBP	23,100,000	30,111,591
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (c)	GBP	13,000,000	17,071,956
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2027 (c)	GBP	17,400,000	22,985,028
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2046 (c)	GBP	4,100,000	4,602,566
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2049 (c)	GBP	8,124,000	8,975,558
United Kingdom of Great Britain and Northern Ireland 4.25% 3/7/2036 (c)	GBP	2,199,000	2,757,119
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (c)	GBP	29,900,000	39,007,208
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (c)	GBP	65,200,000	83,043,526
United Kingdom of Great Britain and Northern Ireland 4.375% 3/7/2030 (c)	GBP	48,000,000	63,439,082
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (c)	GBP	6,500,000	7,802,628
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (c)	GBP	101,300,000	130,597,763
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (c)	GBP	109,800,000	145,689,476
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (c)	GBP	6,200,000	8,144,184
United Kingdom of Great Britain and Northern Ireland 4.75% 10/22/2035 (c)	GBP	7,700,000	10,060,949
United Kingdom of Great Britain and Northern Ireland 4.75% 12/7/2030 (c)	GBP	22,792,000	30,691,738
United Kingdom of Great Britain and Northern Ireland 5.375% 1/31/2056 (c)	GBP	1,800,000	2,331,839
TOTAL UNITED KINGDOM			1,048,186,936
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,606,405,483)			15,714,357,110

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $160,791,848)	3.69	160,759,696	160,791,848

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $16,767,197,331)	15,875,148,958
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(31,937,853)
NET ASSETS - 100.0%	15,843,211,105

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
Eurex Deutschland German Federal Republic Contracts (Germany)	215	6/2026	28,685,250	(412,547)
ICE Long GILT Futures (United Kingdom)	454	6/2026	52,754,275	(2,776,019)

TOTAL FUTURES CONTRACTS				(3,188,566)
The notional amount of long futures as a percentage of Net Assets is 0.5%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	366,000	USD	256,703	Bank of America NA	4/2026	(4,181)
AUD	1,156,332,000	USD	792,781,219	Royal Bank of Canada	4/2026	5,030,044
AUD	26,305,000	USD	18,040,258	State Street Bank & Trust Co	5/2026	101,504
CAD	1,024,154,232	USD	735,605,585	JPMorgan Chase Bank NA	4/2026	613,401
CAD	21,098,000	USD	15,139,582	JPMorgan Chase Bank NA	5/2026	48,200
CHF	284,766,000	USD	355,913,011	Bank of America NA	4/2026	222,557
CHF	1,287,249	USD	1,604,561	Royal Bank of Canada	4/2026	5,306
CHF	78,000	USD	100,092	Royal Bank of Canada	4/2026	(2,543)
CHF	3,645,000	USD	4,560,240	Royal Bank of Canada	5/2026	15,390
DKK	1,674,964,000	USD	256,738,023	JPMorgan Chase Bank NA	4/2026	2,335,787
DKK	8,660,490	USD	1,334,624	JPMorgan Chase Bank NA	4/2026	4,931
DKK	28,051,000	USD	4,331,018	JPMorgan Chase Bank NA	5/2026	15,731
EUR	8,367,823,000	USD	9,592,035,505	Bank of America NA	4/2026	79,912,764
EUR	147,699,000	USD	170,202,420	Bank of America NA	4/2026	515,470
EUR	524,000	USD	608,926	JPMorgan Chase Bank NA	4/2026	(3,260)
EUR	99,040,000	USD	114,309,987	Bank of America NA	5/2026	349,754
GBP	2,531,000	USD	3,379,973	Citibank NA	4/2026	(29,941)
GBP	399,000	USD	532,484	JPMorgan Chase Bank NA	4/2026	(4,368)
GBP	1,883,000	USD	2,528,760	JPMorgan Chase Bank NA	4/2026	(36,421)
GBP	814,517,000	USD	1,074,185,020	Royal Bank of Canada	4/2026	3,909,684
GBP	25,919,000	USD	34,210,825	State Street Bank & Trust Co	4/2026	95,563
GBP	13,402,000	USD	17,688,858	State Street Bank & Trust Co	5/2026	49,343
HKD	387,000	USD	49,542	Bank of America NA	4/2026	(187)
HKD	219,360,000	USD	27,990,302	Canadian Imperial Bank of Commerce	4/2026	(14,993)
JPY	300,664,300,000	USD	1,885,279,032	Goldman Sachs Bank USA	4/2026	9,206,334
JPY	950,850,000	USD	6,009,500	JPMorgan Chase Bank NA	4/2026	(18,195)
JPY	3,969,301,794	USD	24,966,659	JPMorgan Chase Bank NA	4/2026	43,907
JPY	3,974,450,000	USD	25,061,278	JPMorgan Chase Bank NA	5/2026	54,031
NOK	65,338,798	USD	6,707,564	Bank of America NA	4/2026	40,290
NOK	1,691,768,961	USD	173,336,984	Bank of America NA	4/2026	1,380,194
NOK	289,696,000	USD	30,472,073	HSBC Bank USA NA	4/2026	(553,764)
NZD	630,910,000	USD	360,438,883	JPMorgan Chase Bank NA	4/2026	2,113,549
NZD	14,673,000	USD	8,391,882	Bank of America NA	5/2026	49,440
SEK	111,706,067	USD	11,725,877	Bank of America NA	4/2026	74,080
SEK	1,849,311,625	USD	193,400,155	Citibank NA	4/2026	1,950,008
SGD	589,534,704	USD	456,578,922	State Street Bank & Trust Co	4/2026	1,953,165
SGD	2,371,201	USD	1,839,681	Brown Brothers Harriman & Co.	4/2026	4,607
SGD	13,605,000	USD	10,579,727	Brown Brothers Harriman & Co.	5/2026	27,771
USD	6,449,949	AUD	9,231,000	BNP Paribas SA	4/2026	81,020
USD	815,400,377	AUD	1,147,467,000	Royal Bank of Canada	4/2026	23,705,521
USD	3,086,901	AUD	4,499,396	State Street Bank & Trust Co	4/2026	(17,458)
USD	793,269,810	AUD	1,157,514,000	Royal Bank of Canada	5/2026	(5,032,561)
USD	4,195,053	CAD	5,718,000	Brown Brothers Harriman & Co.	4/2026	84,637
USD	732,804,551	CAD	1,001,977,000	JPMorgan Chase Bank NA	4/2026	12,527,792
USD	12,117,122	CAD	16,501,000	JPMorgan Chase Bank NA	4/2026	255,286
USD	738,715,138	CAD	1,027,005,000	JPMorgan Chase Bank NA	5/2026	(593,227)
USD	369,133,492	CHF	284,844,000	Bank of America NA	4/2026	12,900,375
USD	357,311,481	CHF	284,853,000	Bank of America NA	5/2026	(269,284)
USD	265,100,618	DKK	1,674,964,000	JPMorgan Chase Bank NA	4/2026	6,026,807
USD	260,097,359	DKK	1,693,754,000	JPMorgan Chase Bank NA	5/2026	(2,364,757)
USD	2,571,983	EUR	2,218,000	Bank of America NA	4/2026	8,308
USD	226,938,941	EUR	191,754,000	Bank of America NA	4/2026	5,300,079
USD	9,634,827,748	EUR	8,144,471,000	Bank of America NA	4/2026	221,040,890
USD	7,353,315	EUR	6,351,000	Bank of America NA	4/2026	12,511
USD	10,903,120	EUR	9,463,000	JPMorgan Chase Bank NA	4/2026	(34,689)
USD	25,832,758	EUR	22,239,000	Morgan Stanley Capital Services LLC	4/2026	127,810
USD	9,617,201,463	EUR	8,376,660,000	Bank of America NA	5/2026	(80,553,687)
USD	3,713,619	GBP	2,784,000	Bank of America NA	4/2026	28,717
USD	38,421,626	GBP	28,555,000	Goldman Sachs Bank USA	4/2026	626,228
USD	2,755,873	GBP	2,077,000	JPMorgan Chase Bank NA	4/2026	6,756
USD	16,384,251	GBP	12,213,000	JPMorgan Chase Bank NA	4/2026	219,124
USD	1,048,397,103	GBP	773,891,000	Royal Bank of Canada	4/2026	24,074,973
USD	1,077,848,868	GBP	817,315,000	Royal Bank of Canada	5/2026	(3,907,399)
USD	28,122,159	HKD	219,747,000	Canadian Imperial Bank of Commerce	4/2026	97,494
USD	28,695,224	HKD	224,477,000	Canadian Imperial Bank of Commerce	5/2026	13,172
USD	47,130,876	JPY	7,339,550,000	Bank of America NA	4/2026	884,381
USD	8,879,347	JPY	1,405,400,000	JPMorgan Chase Bank NA	4/2026	23,924
USD	10,934,958	JPY	1,722,100,000	JPMorgan Chase Bank NA	4/2026	84,008
USD	1,870,089,738	JPY	291,148,100,000	State Street Bank & Trust Co	4/2026	35,565,936
USD	1,888,443,671	JPY	300,400,400,000	Goldman Sachs Bank USA	5/2026	(9,843,834)
USD	206,793,915	NOK	1,981,466,000	Royal Bank of Canada	4/2026	2,158,320
USD	173,890,559	NOK	1,697,384,000	Bank of America NA	5/2026	(1,380,919)
USD	3,786,340	NOK	36,889,000	Bank of America NA	5/2026	(22,810)
USD	11,020,332	NZD	18,349,000	BNP Paribas SA	4/2026	476,079
USD	366,959,200	NZD	612,561,000	JPMorgan Chase Bank NA	4/2026	14,951,021
USD	352,793	NZD	617,527	Bank of America NA	4/2026	(2,069)
USD	361,452,925	NZD	631,977,000	JPMorgan Chase Bank NA	5/2026	(2,121,084)
USD	8,753,390	SEK	78,813,000	Bank of America NA	4/2026	428,058
USD	196,740,284	SEK	1,776,502,000	Citibank NA	4/2026	9,081,291
USD	8,053,275	SEK	76,588,000	Bank of America NA	5/2026	(51,250)
USD	194,020,690	SEK	1,852,138,000	Citibank NA	5/2026	(1,972,131)
USD	4,113,919	SGD	5,260,000	Canadian Imperial Bank of Commerce	4/2026	22,762
USD	465,500,985	SGD	587,027,000	Goldman Sachs Bank USA	4/2026	8,919,357
USD	456,753,773	SGD	588,403,000	State Street Bank & Trust Co	5/2026	(2,010,199)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						379,010,231
Unrealized Appreciation						489,855,442
Unrealized Depreciation						(110,845,211)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,835,609.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,750,148,987 or 74.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,119,440,422 or 38.6% of net assets.

(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $703,494.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	98,576,231	633,091,273	570,875,656	614,326	(766)	766	160,791,848	160,759,696	0.3%
Total	98,576,231	633,091,273	570,875,656	614,326	(766)	766	160,791,848

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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